Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Schedule of provision for employee commitments

	Year ended December 31
in € thousand	2024	2023
Employer contribution costs on share-based compensation plans	81	1,684
Phantom shares	1	1,421
Retirement termination benefits	515	459
Leaving indemnities and restructurings	964	670
BALANCE AS AT CLOSING DATE	1,561	4,234
Less non-current portion	546	490
CURRENT PORTION	1,015	3,744

Schedule of assumptions used in preparing sensitivity analysis for actuarial assumptions
Assumptions used

	Year ended December 31
in € thousand	2024	2023
Discount rate	3.40%	3.20%
Salary increase rate	2.50%	2.50%
Turnover rate	0%-21.35%	0%-21.35%
Social security rate	43.00%-47.00%	43.00%-47.00%
Average remaining lifespan of employees (in years)	20	22

Schedule of changes in defined benefit obligation
Present value of obligation development:

	Year ended December 31
in € thousand	2024	2023
BALANCE AS AT JANUARY 1	459	330
Current service cost	105	(1)
Actuarial losses/(gains)	(49)	130
BALANCE AS AT CLOSING DATE	515	459

Schedule of other provisions

	Year ended December 31
in € thousand	2024	2023
Non-current	—	584
Current	5,671	7,091
PROVISIONS	5,671	7,675